Organization and Principal Activities (Details) - Schedule of consolidated financial statements - VIE [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Cash	$ 1,345,283	$ 4,508,752
Restricted cash	23,228	15,354
Amount due from non-VIE	7,590,655	1,914,828
Amount due from EZGO	417,138	316,524
Current assets of discontinued operation		91,997
Other	8,057,829	17,032,589
Total current assets	17,434,133	23,880,044
Non-current assets	13,893,470	14,332,061
Total assets	31,327,603	38,212,105
Amount due to non-VIE	12,374,640	13,323,711
Amount due to EZGO	3,007,811	3,017,337
Current liabilities of discontinued operation	703,668	809,221
Other	6,682,812	8,553,835
Total current liability	22,768,931	25,704,104
Total liabilities	22,768,931	25,704,104
Revenues	12,805,906	19,628,860	$ 15,243,282
Income (loss) from operations	(4,273,622)	(3,497,613)	71,966
Other income (loss), net	(931,538)	(75,873)	378,395
Net income (loss) from continuing operations	(5,781,106)	(2,677,940)	334,298
Loss from discontinued operation, net of tax	(81,605)	(36,404)	(57,376)
Net income (loss)	(5,862,713)	(2,714,344)	276,922
Net income (loss) attributable to EZGO’s shareholders	(4,857,681)	(2,279,373)	147,174
Net cash provided by (used in) operating activities	(49,082)	(1,101,659)	4,024,769
Net cash used in investing activities	(8,618,188)	(12,952,082)	(3,349,847)
Net cash (used in) provided by financing activities	$ 6,578,924	$ 18,157,942	$ (4,004,361)